Acquisitions and Dispositions - Dispositions (Details) - USD ($) $ in Millions		12 Months Ended
	May. 29, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		$ 2	$ (5)	$ 0
Proceeds from dispositions, net of expenses paid		$ 270	$ 18	$ 0
Network & Security Solutions | Electronic Funds Source LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Percentage of Ownership Sold	30.00%
Proceeds from dispositions, net of expenses paid	$ 264
Disposal Group Not Discontinued Operation, Net Value Assets Disposed	166
Disposal Group Not Discontinued Operation Tax Effect on Gain (loss) from Disposal	7
Network & Security Solutions | Other income (expense) | Electronic Funds Source LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 98